Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In accordance with SEC rules, we are providing the following information regarding the relationship between compensation actually paid (as calculated in accordance with SEC rules) and our financial performance for fiscal 2024, 2023, 2022 and 2021. For further information on FOX’s variable pay-for-performance
philosophy and alignment of executive compensation with FOX’s performance, please see “Compensation Discussion and Analysis” beginning on page 29. The following table sets forth additional compensation information for our Chief Executive Officer (our “Principal Executive Officer” or “PEO”) and named executive officers other than our PEO (“Other NEOs”), including the compensation actually paid (“CAP”) to our PEO and the average compensation actually paid (“Average CAP”) to our Other NEOs, as determined in accordance with SEC rules; total shareholder return (“TSR”); net income; and Adjusted EBITDA for the last four completed fiscal years:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Other NEOs (c)	Average Compensation Actually Paid to Other NEOs (b)	FOXA Total Shareholder Return	FOX Total Shareholder Return	Peer Group Total Shareholder Return (Compensation)	Net Income ($M) (d)	Company Selected Measure: Adjusted EBITDA ($M)

2024	$23,806,025	$19,270,338	$15,576,723	$ 9,575,879	$136	$127	$105	$1,501	$2,883

2023	$21,777,902	$22,853,700	$12,811,439	$11,604,501	$132	$124	$ 94	$1,239	$3,191

2022	$21,748,681	$17,353,546	$11,496,427	$ 9,235,001	$123	$114	$ 81	$1,205	$2,955

2021	$27,675,399	$37,579,846	$15,863,914	$18,404,816	$140	$133	$142	$2,150	$3,087

(a)	Mr. L.K. Murdoch was the PEO for fiscal years ended June 30, 2024, 2023, 2022 and 2021.

(b)
The amounts represent CAP to the PEO and Other NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO and Other NEOs total compensation to determine the CAP:

	PEO	Other NEOs
	2024	2024

Summary Compensation Table Total	$23,806,025	$15,576,723

Less Change in Pension Value in SCT	$(904,000)	$(1,972,600)

Plus Pension Service Cost	$680,000	$0

Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,099,947)	$(4,553,851)

Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$10,407,297	$2,776,789

Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,219,255)	$(824,540)

Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$426,814

Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(399,781)	$(332,326)

Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$(1,521,130)

Compensation Actually Paid	$19,270,338	$9,575,879

(c)
The Other NEOs for fiscal year ended June 30, 2024 were Messrs. K. R. Murdoch, Nallen, Dinh, Tomsic and Ciongoli; for fiscal years ended June 30, 2023, 2022 and 2021 were Messrs. K.R. Murdoch, Nallen, Dinh and Tomsic.

(d)	For purposes of this table, “$M” means millions of United States dollars.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The Other NEOs for fiscal year ended June 30, 2024 were Messrs. K. R. Murdoch, Nallen, Dinh, Tomsic and Ciongoli; for fiscal years ended June 30, 2023, 2022 and 2021 were Messrs. K.R. Murdoch, Nallen, Dinh and Tomsic.
PEO Total Compensation Amount	$ 23,806,025	$ 21,777,902	$ 21,748,681	$ 27,675,399
PEO Actually Paid Compensation Amount	$ 19,270,338	22,853,700	17,353,546	37,579,846
Adjustment To PEO Compensation, Footnote
(b)
The amounts represent CAP to the PEO and Other NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO and Other NEOs total compensation to determine the CAP:

	PEO	Other NEOs
	2024	2024

Summary Compensation Table Total	$23,806,025	$15,576,723

Less Change in Pension Value in SCT	$(904,000)	$(1,972,600)

Plus Pension Service Cost	$680,000	$0

Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,099,947)	$(4,553,851)

Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$10,407,297	$2,776,789

Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,219,255)	$(824,540)

Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$426,814

Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(399,781)	$(332,326)

Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$(1,521,130)

Compensation Actually Paid	$19,270,338	$9,575,879

Non-PEO NEO Average Total Compensation Amount	$ 15,576,723	12,811,439	11,496,427	15,863,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,575,879	11,604,501	9,235,001	18,404,816
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The amounts represent CAP to the PEO and Other NEOs, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned by or paid to the PEO and Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO and Other NEOs total compensation to determine the CAP:

	PEO	Other NEOs
	2024	2024

Summary Compensation Table Total	$23,806,025	$15,576,723

Less Change in Pension Value in SCT	$(904,000)	$(1,972,600)

Plus Pension Service Cost	$680,000	$0

Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,099,947)	$(4,553,851)

Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$10,407,297	$2,776,789

Plus Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,219,255)	$(824,540)

Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$426,814

Plus Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(399,781)	$(332,326)

Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$(1,521,130)

Compensation Actually Paid	$19,270,338	$9,575,879

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. TSR
Tabular List, Table
Company-Selected Measure and Other Financial Performance Measures
For fiscal year ended June 30, 2024, the most important financial performance measures that FOX used to link CAP to the named executive officers are presented in the table to the right, which are described in detail in the “Compensation Discussion and Analysis” beginning on page
29
. FOX selected Adjusted EBITDA as the “Company-Selected Measure” as, in our assessment, it represents the most important financial performance measure not otherwise required to be included within the “Pay Versus Performance” table, above.

Tabular List of Financial Performance Measures
Adjusted EBITDA
Adjusted FCF
Adjusted EPS
Relative TSR
Absolute Share Price

Total Shareholder Return Amount	$ 136	132	123	140
Peer Group Total Shareholder Return Amount	105	94	81	142
Net Income (Loss)	$ 1,501,000,000	$ 1,239,000,000	$ 1,205,000,000	$ 2,150,000,000
Company Selected Measure Amount	2,883,000,000	3,191,000,000	2,955,000,000	3,087,000,000
PEO Name	Mr. L.K. Murdoch
Class B Total Shareholder Return	$ 127	$ 124	$ 114	$ 133
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FCF
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute Share Price
PEO | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (904,000)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	680,000
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,099,947)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,407,297
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,219,255)
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,781)
PEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,972,600)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,553,851)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,776,789
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(824,540)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	426,814
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,326)
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,521,130)